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                     SUPPLEMENT DATED JANUARY 17, 2005 TO

                     PROSPECTUS DATED JANUARY 4, 1999 FOR

              FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICIES

                                   ISSUED BY

                        GENWORTH LIFE INSURANCE COMPANY
            (FORMERLY, GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY)

                                  THROUGH ITS

                        GNA VARIABLE INVESTMENT ACCOUNT

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On January 1, 2006, the following name change became effective:

GNA Variable Investment Account has changed its name to Genworth Life VA Separate Account.

All references throughout your prospectus changed accordingly effective January 1, 2006. This change is a name change only and the guarantees, terms and conditions as stated in your contract and current prospectus are still in full force and effect.

For any questions please call 888-GENWORTH or visit www.genworth.com.